Shareholders' equity (Details)		6 Months Ended
	May 23, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	May 22, 2025 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Feb. 20, 2023 $ / shares shares
Shareholders' equity
Number of ordinary shares authorized	25,000,000			200,000,000				200,000,000
Ordinary shares, par value (per share) | $ / shares	$ 0.08							$ 0.01
Stock split, conversion ratio	0.125
Value of common stock authorized | $	$ 2,000,000
Value of authorized share capital | $	$ 50,000
Shares authorized	500,000,000
Stated shares, par value (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	30,000,000
Stock repurchased during the period	3,066,935
Number of remaining authorized but unissued shares canceled	25,000,000
Required minimum percentage of annual appropriations to statutory surplus reserve		10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required		50.00%
Statutory reserves		¥ 2,054,975	$ 286,863			¥ 2,054,975	¥ 2,054,975
Aggregate amount of paid-in capital and statutory reserves not available for distribution		¥ 4,784,059	$ 667,829			¥ 4,784,059
Class A ordinary shares
Shareholders' equity
Number of ordinary shares authorized	395,000,000	395,000,000	395,000,000			395,000,000
Ordinary shares, par value (per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares issued		2,014,893	2,014,893			2,014,893
Ordinary shares, shares outstanding		2,014,893	2,014,893			2,014,893
Class A ordinary shares | All existing shareholders except JD liyuan limited
Shareholders' equity
Issue of ordinary shares, Shares	2,014,893
Class B ordinary shares
Shareholders' equity
Number of ordinary shares authorized	75,000,000	75,000,000	75,000,000
Ordinary shares, par value (per share) | $ / shares			$ 0.0001
Ordinary shares, shares issued		1,052,063	1,052,063			1,052,063
Ordinary shares, shares outstanding		1,052,063	1,052,063			1,052,063
Class B ordinary shares | JD LIYUAN LIMITED
Shareholders' equity
Issue of ordinary shares, Shares	1,052,063
Maximum | Class A ordinary shares
Shareholders' equity
Total number of shares subscribed by shareholders		1,727,393	1,727,393			1,727,393
Maximum | Class B ordinary shares
Shareholders' equity
Total number of shares subscribed by shareholders		1,052,063	1,052,063			1,052,063